Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Summary of Earnings per Share ("EPS")

For the years ended December 31, 2015, 2014 and 2013, earnings per share (“EPS”) was calculated as follows:

	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013
Basic EPS
Net income (loss) attributable to parent company	104	128	(500)
Weighted average shares outstanding	876,510,959	886,532,167	889,541,922
Basic EPS	0.12	0.14	(0.56)

Diluted EPS
Net income (loss) attributable to parent company	104	128	(500)
Convertible debt interest	—	—	—
Net income (loss) attributable to parent company adjusted	104	128	(500)
Weighted average shares outstanding	876,510,959	886,532,167	889,541,922
Dilutive effect of stock awards	4,043,813	3,278,537	—

Number of shares used in calculating diluted EPS	880,554,772	889,810,704	889,541,922

Diluted EPS	0.12	0.14	(0.56)